INVESTMENTS IN EQUITY ACCOUNTED INVESTEES (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Disclosure of interests in joint ventures

	Ownership Interest at December 31		Share of Profit (Loss) from Equity Investments		Investment in Equity Accounted Investees at December 31
			12 Months Ended December 31
($ millions)	2019	2018	2019	2018	2019	2018
Alliance	50%	50%	149	160	2,620	2,799
Aux Sable	42.7% - 50%	42.7% - 50%	51	102	426	480
Ruby(1)	-	-	120	118	1,273	1,648
Veresen Midstream	45%	45.3%	48	26	1,348	1,324
CKPC	50%	50%	(1)	—	171	—
Other	50% - 75%	50% - 75%	3	5	116	117
			370	411	5,954	6,368

(1)	Pembina owns a 50 percent convertible preferred interest in Ruby.
Summarized combined financial information of equity accounted investees (presented at 100 percent) is as follows:

For the years ended December 31
($ millions)	2019	2018
Net Income and Comprehensive Income
Revenue	3,114	3,605
Cost of sales	(1,178)	(1,566)
General and administrative expense	(204)	(171)
Depreciation and amortization	(486)	(511)
Finance costs and other	(286)	(308)
Net Income and Comprehensive Income	960	1,049
Net income and Comprehensive Income attributable to Pembina	370	411

As at December 31
($ millions)	2019	2018
Balance Sheet
Current assets	797	838
Non-current assets	11,379	11,667
Current liabilities	802	908
Non-current liabilities	4,985	5,262